CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS (Parenthetical)	3 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Nov. 30, 2025
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS
Exchange ratio	5.8349	5.8349	5.8349